Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Provisions
Contract-related provisions	$ 762	$ 754
Restructuring and restructuring- related provisions	188	292
Provisions for contractual penalties and compliance and litigation matters	63	113
Provision for insurance-related reserves	174	176
Other	199	184
Total	1,386	1,519
Other current liabilities
Employee-related liabilities	1,547	1,467
Accrued expenses	768	650
Non-trade payables	644	622
Income taxes payable	378	395
Accrued customer rebates	322	317
Other tax liabilities	298	286
Derivative liabilities (see Note 6)	133	145
Deferred income	95	130
Pension and other employee benefits	41	42
Accrued interest	28	29
Other	113	98
Total	4,367	4,181
Other non-current liabilities:
Income tax related liabilities	1,458	1,423
Derivative liabilities (see Note 6)	130	46
Provisions for contractual penalties and compliance and litigation matters	129	120
Deferred income	74	138
Employee-related liabilities	59	70
Environmental provisions	39	38
Other	227	190
Total	$ 2,116	$ 2,025